Basis of Presentation and General information, Vessel Owning Subsidiaries (Details) - t		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
DWT		1,400,000
M/V Magic P [Member]
Subsidiaries in Consolidation [Abstract]
DWT		76,453
Year built		2004
Delivery date to Castor		2017-02
M/V Magic Moon [Member]
Subsidiaries in Consolidation [Abstract]
DWT		76,602
Year built		2005
Delivery date to Castor		2019-10
M/V Magic Horizon [Member]
Subsidiaries in Consolidation [Abstract]
DWT		76,619
Year built		2010
Delivery date to Castor		2020-10
M/V Magic Nova [Member]
Subsidiaries in Consolidation [Abstract]
DWT		78,833
Year built		2010
Delivery date to Castor		2020-10
M/V Magic Venus [Member]
Subsidiaries in Consolidation [Abstract]
DWT		83,416
Year built		2010
Delivery date to Castor		2021-03
M/V Magic Orion [Member]
Subsidiaries in Consolidation [Abstract]
DWT		180,200
Year built		2006
Delivery date to Castor		2021-03
M/V Magic Thunder [Member]
Subsidiaries in Consolidation [Abstract]
DWT		83,375
Year built		2011
Delivery date to Castor		2021-04
M/V Magic Vela [Member]
Subsidiaries in Consolidation [Abstract]
DWT		75,003
Year built		2011
Delivery date to Castor		2021-05
M/V Magic Nebula [Member]
Subsidiaries in Consolidation [Abstract]
DWT		80,281
Year built		2010
Delivery date to Castor		2021-05
M/V Magic Starlight [Member]
Subsidiaries in Consolidation [Abstract]
DWT		81,048
Year built		2015
Delivery date to Castor		2021-05
M/V Magic Eclipse [Member]
Subsidiaries in Consolidation [Abstract]
DWT		74,940
Year built		2011
Delivery date to Castor		2021-06
M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
DWT		115,351
Year built		2005
Delivery date to Castor		2021-03
M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
DWT		115,341
Year built		2005
Delivery date to Castor		2021-03
M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
DWT		106,062
Year built		2005
Delivery date to Castor		2021-05
M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
DWT		106,162
Year built		2004
Delivery date to Castor		2021-05
M/V Magic Callisto [Member]
Subsidiaries in Consolidation [Abstract]
DWT		74,930
Year built		2012
Delivery date to Castor		2022-01
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT		36,718
Year built		2006
Delivery date to Castor		2021-05
M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
DWT		106,290
Year built		2004
Delivery date to Castor		2021-06
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT		36,660
Year built		2006
Delivery date to Castor		2021-06
M/V Magic Pluto [Member]
Subsidiaries in Consolidation [Abstract]
DWT		74,940
Year built		2013
Delivery date to Castor		2021-08
M/V Magic Perseus [Member]
Subsidiaries in Consolidation [Abstract]
DWT		82,158
Year built		2013
Delivery date to Castor		2021-08
M/V Magic Mars [Member]
Subsidiaries in Consolidation [Abstract]
DWT		76,822
Year built		2014
Delivery date to Castor		2021-09
M/T Wonder Bellatrix [Member]
Subsidiaries in Consolidation [Abstract]
DWT		115,341
Year built		2006
Delivery date to Castor		2021-12
M/V Ariana A [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name			M/V Ariana A
DWT		38,117	38,117
Year built		2005	2005
Delivery date to Castor		2022-11
M/V Gabriela A [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name			M/V Gabriela A
DWT		38,121	38,121
Year built		2005	2005
Delivery date to Castor		2022-11
Toro Corp [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1]	1T
Spetses Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic P
Bistro Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	1T
Pikachu Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Moon
Bagheera Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[3]	1T
Pocahontas Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Horizon
Jumaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Nova
Super Mario Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Venus
Pumba Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Orion
Kabamaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[4]	1T
Luffy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[5]	1T
Liono Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Thunder
Stewie Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Vela
Snoopy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Nebula
Mulan Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Starlight
Cinderella Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Eclipse
Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Polaris
Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Sirius
Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Vega
Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Avior
Mickey Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Callisto
Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Musica
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Mimosa
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Formosa
Songoku Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Pluto
Asterix Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Perseus
Johnny Bravo Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Mars
Garfield Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[6]	1T
Drax Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Bellatrix
Jerry Shipping Co [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Ariana A
Tom Shipping Co [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Gabriela A
Tom Maritime Ltd [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		O1
Jerry Maritime Ltd [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		O1
Containco Shipping Inc [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Castor Maritime SCR Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[7]	1T
Toro RBX Corp [Member] | Toro Corp [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[8]	1T
Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[9]	1T

[1]	Incorporated on July 29, 2022. At the Distribution Date, Toro served as the holding company to which the equity interests of the Aframax/LR2 and Handysize tanker owning subsidiaries and Elektra were contributed.
[2]	Bistro Maritime Co. no longer owns any vessel following the sale of the M/V Magic Sun on October 6, 2023, and delivery of such vessel to an unaffiliated third-party on November 14, 2023 (see also Note 7).
[3]	Bagheera Shipping Co. no longer owns any vessel following the sale of the M/V Magic Rainbow on March 13, 2023, and delivery of such vessel to an unaffiliated third-party on April 18, 2023 (see also Note 7).
[4]	Kabamaru Shipping Co. no longer owns any vessel following the sale of the M/V Magic Argo on September 22, 2023, and delivery of such vessel to an unaffiliated third-party on December 14, 2023 (see also Note 7).
[5]	Luffy Shipping Co. no longer owns any vessel following the sale of the M/V Magic Twilight on June 2, 2023, and delivery of such vessel to an unaffiliated third-party on July 20, 2023 (see also Note 7).
[6]	Garfield Shipping Co. no longer owns any vessel following the sale of the M/V Magic Phoenix on October 16, 2023, and delivery of such vessel to an unaffiliated third-party on November 27, 2023 (see also Note 7).
[7]	Incorporated under the laws of the Marshall Islands on September 16, 2021, this entity serves as the Company’s subsidiaries’ cash manager with effect from November 1, 2021.
[8]	Incorporated under the laws of the Marshall Islands on October 3, 2022, to serve, with effect from the Distribution Date, as the cash manager of Toro and its subsidiaries.
[9]	Elektra no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, and delivery of such vessel to an unaffiliated third-party on July 15, 2022.